Share Capital - Disclosure of dividend declared (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
May 6, 2021 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	May 06, 2021
Record Date	May 17, 2021
Dividend per Common Share	$ 0.0045
August 16, 2021 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Aug. 16, 2021
Record Date	Aug. 26, 2021
Dividend per Common Share	$ 0.0060
November 4, 2021 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Nov. 04, 2021
Record Date	Nov. 17, 2021
Dividend per Common Share	$ 0.0049
March 10, 2022 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Mar. 10, 2022
Record Date	Mar. 21, 2022
Dividend per Common Share	$ 0.0079